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               MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST
                             1221 Avenue of the Americas
                              New York, New York 10020


                                               May 3, 2006



Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549


Re:  Morgan Stanley California Tax-Free Daily Income Trust
     File Number - 33-21803
     Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on April 28, 2006.


                                               Very truly yours,
                                               /s/ Sheri L. Schreck
                                                   ----------------
                                               Sheri L. Schreck
                                               Assistant Secretary



cc: Amy R. Doberman, Esq.
    Larry Greene